CONVERTIBLE NOTES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2023
Short-Term Debt [Line Items]
Conversion price per share		$ 1.00
Convertible Notes [Member]
Short-Term Debt [Line Items]
Aggregate original principal amount	$ 3,075,000
Annual interest rate	10.00%
Maturity date description	mature in 6 months from the issuance of the applicable note.
Conversion price per share	$ 1.00